SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS OF DEPOSITS PAID (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Beginning balance	$ 1,244,350
Additions to allowance	277,268	1,280,681
Foreign currency translation adjustment	6,201	(36,331)
Ending balance	$ 1,527,819	$ 1,244,350